Other long-term liabilities (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 112,370,000	$ 90,371,000
Deferred compensation plan liabilities	97,745,000	81,452,000
Other	33,477,000	20,285,000
Other long-term liabilities	$ 243,592,000	$ 192,108,000